Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Land use rights, net
Weighted average remaining lease term (in years)	5 years	5 years		5 years
Cost	¥ 5,922,514	¥ 5,697,337
Less: Accumulated amortization	(479,563)	(361,788)
Land use rights, net	5,442,951	5,335,549		$ 789,154
Amortization expenses	123,450	113,260	¥ 75,627
Title certificates for land use right with carrying value not obtained	¥ 103,453	¥ 92,089
Land use rights
Land use rights, net
Weighted average remaining lease term (in years)	44 years			44 years
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years